UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore Inflation-Linked Securities & Income Fund

(Name of Fund)

385 East Colorado Boulevard, Pasadena, CA 91101

(Address of Principal Executive Offices)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1 –	SCHEDULE OF INVESTMENTS.

WESTERN ASSET / CLAYMORE INFLATION – LINKED SECURITIES & INCOME FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 110.0%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	492,992	$553,076
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	28,616,202	31,630,976	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	11,804,320	15,643,486
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,011,529	1,213,478
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	3,876,092	5,343,759
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,367,451	3,992,184
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	266,155	232,934
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	1,557,045	1,311,568
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,823,040	4,893,563
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,084,413	940,404
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/16	54,217,118	54,066,069	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/16	19,180,488	18,992,174	(a)
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	33,088,720	33,632,434
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	14,804,584	15,199,955	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	4,202,920	4,187,596
U.S. Treasury Notes, Inflation Indexed	2.625%	7/15/17	2,176,316	2,279,691
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	13,101,410	13,086,225	(a)
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	7,426,091	7,721,976
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	411,281	438,121
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	7,129,500	7,105,181
U.S. Treasury Notes, Inflation Indexed	1.375%	1/15/20	8,828,960	9,264,201
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	22,603,638	22,457,958
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	23,781,545	24,966,294	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	28,747,060	29,872,996
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	13,881,917	14,076,583
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	25,675,371	25,019,776
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	10,326,011	10,069,337
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	25,021,106	24,122,573	(a)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	4,471,224	4,393,733
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	14,131,143	14,062,875
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,145,803	1,093,227
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	3,919,564	3,756,812

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $414,831,350)				405,621,215

ASSET-BACKED SECURITIES - 1.3%
EMC Mortgage Loan Trust, 2004-C A1	0.744%	3/25/31	5,828	5,766	(b)(c)
Nelnet Student Loan Trust, 2004-4 A5	0.455%	1/25/37	491,566	479,075	(b)
Nelnet Student Loan Trust, 2005-2 A5	0.419%	3/23/37	516,000	485,766	(b)
Nelnet Student Loan Trust, 2008-3 A4	1.979%	11/25/24	910,000	913,399	(b)
SLM Student Loan Trust, 2006-3 A5	0.395%	1/25/21	763,000	729,970	(b)
SLM Student Loan Trust, 2007-2 A3	0.335%	1/25/19	1,300,000	1,283,035	(b)
SLM Student Loan Trust, 2008-5 A4	1.995%	7/25/23	920,000	924,048	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,806,515)				4,821,059

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Banc of America Mortgage Securities Inc., 2003-D	2.661%	5/25/33	28,247	28,170	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.231%	11/25/34	58,719	57,026	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	2.658%	2/25/37	17,382	17,431	(b)
Countrywide Alternative Loan Trust, 2004-J1	6.000%	2/25/34	3,361	3,438
Federal Home Loan Mortgage Corp. (FHLMC), 4013 AI, IO	4.000%	2/15/39	4,293,286	570,372
Federal Home Loan Mortgage Corp. (FHLMC), 4057 UI, IO	3.000%	5/15/27	2,059,289	215,805
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	6,185,127	669,626

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.920%	9/16/46	11,948,247	$520,788	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.700%	3/16/49	1,932,317	80,947	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.533%	2/16/53	2,725,689	124,144	(b)
Government National Mortgage Association (GNMA), 2012-114 IO, IO	0.920%	1/16/53	2,289,895	168,321	(b)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.756%	1/16/54	7,731,296	469,081	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.073%	9/16/44	3,508,477	238,489	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.213%	2/16/48	1,639,030	110,730	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.955%	9/16/55	3,189,793	208,523	(b)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	1.070%	10/16/56	20,931,208	1,583,383	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.894%	11/16/55	5,202,909	386,311	(b)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	1.014%	3/16/52	32,760,312	2,642,611	(b)
GSR Mortgage Loan Trust, 2004-11 1A1	2.786%	9/25/34	170,936	162,036	(b)
JPMorgan Mortgage Trust, 2003-A1 1A1	2.121%	10/25/33	32,915	32,262	(b)
JPMorgan Mortgage Trust, 2004-A1 1A1	1.990%	2/25/34	5,194	5,162	(b)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.521%	11/25/33	6,660	6,723	(b)
Merrill Lynch Mortgage Investors Trust, 2003-H A3	1.931%	1/25/29	3,328	3,287	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.435%	2/25/34	17,405	17,521	(b)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	11,137	12,452
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	78,499	74,935
Sequoia Mortgage Trust, 2003-8 A1	0.856%	1/20/34	16,670	15,916	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.488%	8/25/33	14,937	15,316	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY1 1A1	2.193%	2/25/37	176,057	147,034	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	14,501	15,301

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,770,547)				8,603,141

CORPORATE BONDS & NOTES - 12.3%
CONSUMER STAPLES - 0.9%
Tobacco - 0.9%
Altria Group Inc., Senior Notes	2.850%	8/9/22	850,000	830,470
Altria Group Inc., Senior Notes	9.950%	11/10/38	1,000,000	1,599,032
Reynolds American Inc., Senior Notes	4.750%	11/1/42	1,000,000	959,540

TOTAL CONSUMER STAPLES				3,389,042

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,500,000	1,443,750
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,277,000	1,024,792
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,500,000	1,368,522	(c)

TOTAL ENERGY				3,837,064

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 6.7%
Banks - 4.2%
Bank of America Corp., Senior Notes	6.500%	8/1/16	970,000	$1,013,091
Bank of America Corp., Senior Notes	4.100%	7/24/23	750,000	779,242
Bank of America Corp., Senior Notes	5.000%	1/21/44	810,000	852,996
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,160,000	2,420,550
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,500,000	1,836,786
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	2,250,000	2,121,345	(b)(d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	1,080,000	1,188,345
MUFG Americas Holdings Corp., Senior Notes	3.000%	2/10/25	1,120,000	1,070,528
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/2/15	2,700,000	2,646,135	(b)(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,300,000	1,431,724

Total Banks				15,360,742

Capital Markets - 0.7%
Goldman Sachs Group Inc., Senior Notes	6.250%	9/1/17	1,000,000	1,086,738
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	1,500,000	1,476,237

Total Capital Markets				2,562,975

Consumer Finance - 0.4%
American Express Co., Subordinated Debentures	6.800%	9/1/66	730,000	738,213	(b)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	700,000	819,018

Total Consumer Finance				1,557,231

Diversified Financial Services - 1.4%
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	1,000,000	1,053,637	(c)
General Electric Capital Corp., Junior Subordinated Bonds	6.250%	12/15/22	2,000,000	2,170,000	(b)(d)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,500,000	2,100,174

Total Diversified Financial Services				5,323,811

TOTAL FINANCIALS				24,804,759

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	1,000,000	1,000,830
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,500,000	1,530,516

TOTAL HEALTH CARE				2,531,346

INDUSTRIALS - 0.3%
Airlines - 0.3%
Air Canada, Pass-Through Trust, Secured Notes	4.125%	5/15/25	928,459	936,583	(c)

MATERIALS - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,000,000	756,490

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes	5.350%	9/1/40	1,000,000	987,829
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	1,500,000	1,605,800	(c)
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,073,000	2,449,133
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,076,000	979,315

TOTAL TELECOMMUNICATION SERVICES				6,022,077

UTILITIES - 0.8%
Electric Utilities - 0.8%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,000,000	1,206,883
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,500,000	1,811,185

TOTAL UTILITIES				3,018,068

TOTAL CORPORATE BONDS & NOTES (Cost - $44,711,056)				45,295,429

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.2%
Australia - 0.9%
Australia Government Bond, Senior Bonds	2.500%	9/20/30	3,650,000	AUD	$3,592,474	(e)

Israel - 1.7%
Government of Israel, Bonds	3.000%	10/31/19	10,482,603	ILS	3,009,084
Government of Israel, Bonds	4.000%	7/31/24	9,780,748	ILS	3,220,363

Total Israel					6,229,447

Japan - 0.7%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/23	283,522,800	JPY	2,495,256

New Zealand - 1.9%
Government of New Zealand, Senior Bonds	3.000%	9/20/30	9,780,000	NZD	7,005,249	(e)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $20,513,547)					19,322,426

SOVEREIGN BONDS - 2.0%
Mexico - 2.0%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	520,000		569,400
United Mexican States, Senior Bonds	8.000%	6/11/20	22,950,000	MXN	1,514,249
United Mexican States, Senior Bonds	6.500%	6/9/22	82,250,000	MXN	5,045,849
United Mexican States, Senior Notes	4.600%	1/23/46	401,000		356,890

TOTAL SOVEREIGN BONDS (Cost - $9,326,109)					7,486,388

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $349,430)	2.000%	2/15/25	350,000		348,633

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.2%
U.S. Treasury 5-Year Notes Futures, Call @ $120.50		10/23/15	341		130,539
U.S. Treasury 5-Year Notes Futures, Call @ $122.00		10/23/15	886		27,688
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		10/23/15	253		197,656
U.S. Treasury 10-Year Notes Futures, Call @ $129.50		10/23/15	252		86,625
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00		10/23/15	127		196,453
U.S. Treasury Long-Term Bonds Futures, Call @ $165.00		10/23/15	379		65,141

TOTAL PURCHASED OPTIONS (Cost - $585,445)					704,102

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $503,893,999)					492,202,393

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.9%
Repurchase Agreements - 4.9%
Bank of America repurchase agreement dated 9/30/15; Proceeds at maturity- $18,000,055; (Fully collateralized by U.S. government obligations, 1.375% due 3/31/20; Market Value -$18,360,000) (Cost - $18,000,000)	0.110%	10/1/15	18,000,000		18,000,000

TOTAL INVESTMENTS - 138.3% (Cost - $521,893,999#)					510,202,393
Liabilities in Excess of Other Assets - (38.3)%					(141,248,294)

TOTAL NET ASSETS - 100.0%					$368,954,099

See Notes to Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED SECURITIES & INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
ILS	— Israeli Shekel
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/23/15	$121.00	341	$61,274
U.S. Treasury 5-Year Notes Futures, Put	10/23/15	119.50	341	23,977
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	131.50	505	31,562
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	168.00	379	23,687
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	161.00	127	79,375
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	155.00	32	28,000
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	153.00	150	60,938

TOTAL WRITTEN OPTIONS (Premiums received - $406,844)				$308,813

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Securities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$405,621,215	—	$405,621,215
Asset-backed securities	—	4,821,059	—	4,821,059
Collateralized mortgage obligations	—	8,603,141	—	8,603,141
Corporate bonds & notes	—	45,295,429	—	45,295,429
Non-U.S. Treasury inflation protected securities	—	19,322,426	—	19,322,426
Sovereign bonds	—	7,486,388	—	7,486,388
U.S. government & agency obligations	—	348,633	—	348,633
Purchased options	$704,102	—	—	704,102

Total long-term investments	$704,102	$491,498,291	—	$492,202,393

Short-term investments†	—	18,000,000	—	18,000,000

Total investments	$704,102	$509,498,291	—	$510,202,393

Other financial instruments:
Futures contracts	$1,601,442	—	—	$1,601,442
Forward foreign currency contracts	—	$4,079,309	—	4,079,309

Total other financial instruments	$1,601,442	$4,079,309	—	$5,680,751

Total	$2,305,544	$513,577,600	—	$515,883,144

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$308,813	—	—	$308,813
Futures contracts	2,057,922	—	—	2,057,922
Forward foreign currency contracts	—	$1,861,005	—	1,861,005
OTC total return swaps ‡	—	823,624	—	823,624

Total	$2,366,735	$2,684,629	—	$5,051,364

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,284,158
Gross unrealized depreciation	(14,975,764)

Net unrealized depreciation	$(11,691,606)

At September 30, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	0.50%	9/15/15	10/14/15	$95,671,750	U.S. Treasury inflation protected securities	$98,124,872
Morgan Stanley	0.28%	7/16/15	10/15/15	59,263,750	U.S. Treasury inflation protected securities	60,473,214

				$154,935,500		$158,598,086

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,367	12/17	$335,516,830	$336,811,712	$1,294,882
U.S. Treasury 10-Year Notes	318	12/15	40,630,971	40,937,531	306,560

					1,601,442

Contracts to Sell:
90-Day Eurodollar	506	12/15	125,892,918	125,975,025	(82,107)
90-Day Eurodollar	567	3/16	140,873,170	141,012,900	(139,730)
90-Day Eurodollar	320	12/16	79,082,972	79,244,000	(161,028)
90-Day Eurodollar	1,303	12/18	318,410,803	319,707,338	(1,296,535)
Euro-Bund	116	12/15	19,955,224	20,245,090	(289,866)
U.S. Treasury 5-Year Notes	110	12/15	13,249,486	13,256,718	(7,232)
U.S. Treasury Long-Term Bonds	121	12/15	18,957,169	19,038,593	(81,424)

					(2,057,922)

Net unrealized depreciation on open futures contracts					$(456,480)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,640,000	USD	4,324,676	Bank of America N.A.	10/16/15	$(98,716)
JPY	306,606,515	USD	2,560,074	Bank of America N.A.	10/16/15	(3,863)
USD	4,420,374	CAD	5,640,000	Bank of America N.A.	10/16/15	194,415
USD	2,488,063	JPY	306,606,515	Bank of America N.A.	10/16/15	(68,148)
USD	2,230,648	MXN	35,300,000	Bank of America N.A.	10/16/15	144,883
USD	1,392,711	MXN	21,958,667	Barclays Bank PLC	10/16/15	95,244
BRL	47,925,997	USD	13,098,113	Citibank, N.A.	10/16/15	(1,068,943)
BRL	3,330,745	USD	923,667	Citibank, N.A.	10/16/15	(87,668)
CAD	12,000,000	USD	9,067,903	Citibank, N.A.	10/16/15	(76,499)
CAD	86,182	USD	65,468	Citibank, N.A.	10/16/15	(893)
USD	15,480,744	BRL	51,256,742	Citibank, N.A.	10/16/15	2,615,573
USD	9,463,062	CAD	12,560,000	Citibank, N.A.	10/16/15	52,059
USD	15,362,424	GBP	9,900,000	Citibank, N.A.	10/16/15	387,260
USD	6,532,347	ILS	24,900,000	Citibank, N.A.	10/16/15	184,516
USD	4,228,490	MXN	67,000,000	Citibank, N.A.	10/16/15	269,674

Notes to Schedule of Investments (unaudited) (continued)

USD	7,375,645	NZD	11,455,000	Bank of America N.A.	11/13/15	74,952
GBP	9,700,000	USD	14,986,568	Citibank, N.A.	11/13/15	(315,921)
USD	3,679,315	AUD	5,169,000	Citibank, N.A.	11/13/15	59,379
EUR	3,350,000	USD	3,780,341	Credit Suisse First Boston Inc.	11/13/15	(34,635)
EUR	47,438	USD	53,526	Credit Suisse First Boston Inc.	11/13/15	(485)
EUR	353,001	USD	394,751	Credit Suisse First Boston Inc.	11/13/15	(53)
USD	4,174,416	EUR	3,827,001	Credit Suisse First Boston Inc.	11/13/15	(104,635)
USD	303,551	EUR	271,001	Credit Suisse First Boston Inc.	11/13/15	539
USD	314,766	EUR	282,001	Credit Suisse First Boston Inc.	11/13/15	(546)
USD	100,267	EUR	89,001	Credit Suisse First Boston Inc.	11/13/15	754
USD	34,723	EUR	31,001	Credit Suisse First Boston Inc.	11/13/15	61

Total						$2,218,304

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

At September 30, 2015, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc.	$32,060,000	1/27/20	1.925%*	CPURNSA	*	—	$(413,515)
Barclays Capital Inc.	32,060,000	1/28/20	1.955%*	CPURNSA	*	—	(410,109)

Total	$64,120,000					—	$(823,624)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment at termination date.

ITEM 2 –	CONTROLS AND PROCEDURES

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 3 –	EXHIBITS

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Securities & Income Fund

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Trustee and President

Date:	November 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015